Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Information about Reportable Segments

(b) Information about reportable segments as of and for the years ended December 31, 2015, 2016 and 2017 was as follows:

1) As of and for the year ended December 31, 2015

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	28,292,824	18,315,487	8,515,780	3,068,254	58,192,345
Internal revenues		16,543,951	8,692,020	1,352,067	2,691,361	29,279,399
Including inter segment revenue		9,146,808	4,480,744	1,090,193	2,571,219	17,288,964
Total revenues		44,836,775	27,007,507	9,867,847	5,759,615	87,471,744
Interest income		139,821	55,630	27,134	16,173	238,758
Interest expenses		(560,767)	(76,672)	(91,742)	(141,095)	(870,276)
Depreciation and amortization		(2,782,680)	(166,814)	(50,605)	(282,817)	(3,282,916)
Impairment loss on property, plant and equipment and others		(243,828)	(17,281)	(28,345)	(22,979)	(312,433)
Impairment loss on available-for-sale financial assets		(151,503)	(1,410)	(47,616)	(40,261)	(240,790)
Share of profit or loss of investment in associates and JVs		(562,133)	(212,535)	(25,223)	(22,618)	(822,509)
Income tax expense		(390,000)	(4,772)	(30,615)	(18,718)	(444,105)
Segment profit (loss)		181,495	38,843	(275,651)	(65,570)	(120,883)
Segment assets		70,102,972	12,160,406	9,997,683	10,962,594	103,223,655
Investment in associates		17,457,391	1,097,971	1,076,024	1,186,307	20,817,693
Acquisition of non-current assets		2,102,674	303,753	276,863	345,971	3,029,261
Segment liabilities		21,078,613	8,953,410	5,716,550	6,472,925	42,221,498

2) As of and for the year ended December 31, 2016

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	26,844,154	16,774,078	6,768,348	2,696,933	53,083,513
Internal revenues		16,062,016	9,646,026	713,703	2,379,945	28,801,690
Including inter segment revenue		8,992,783	5,296,847	557,526	2,285,128	17,132,284
Total revenues		42,906,170	26,420,104	7,482,051	5,076,878	81,885,203
Interest income		126,210	40,424	65,256	13,564	245,454
Interest expenses		(459,345)	(70,841)	(102,292)	(126,523)	(759,001)
Depreciation and amortization		(2,788,535)	(165,863)	(57,719)	(264,299)	(3,276,416)
Impairment loss on property, plant and equipment and others		(99,165)	(45,995)	(9,426)	(88,696)	(243,282)
Impairment loss on available-for-sale financial assets		(225,225)	(28,988)	(35,331)	(24,902)	(314,446)
Share of profit or loss of investment in associates and JVs		(211,084)	(53,586)	(283,833)	(6,369)	(554,872)
Income tax expense		(495,874)	(18,629)	107,520	(56,026)	(463,009)
Segment profit (loss)		1,511,383	53,244	(1,403,712)	(25,889)	135,026
Segment assets		69,914,939	13,580,179	9,501,046	8,529,600	101,525,764
Investment in associates		16,109,360	1,100,973	795,445	1,200,295	19,206,073
Acquisition of non-current assets		2,334,842	249,597	25,533	191,715	2,801,687
Segment liabilities		20,292,764	10,134,170	6,780,380	4,709,689	41,917,003

3) As of and for the year ended December 31, 2017

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	30,230,368	20,802,207	6,886,606	2,735,919	60,655,100
Internal revenues		17,381,010	14,075,996	398,924	2,548,674	34,404,604
Including inter segment revenue		12,004,614	8,043,643	329,215	2,446,029	22,823,501
Total revenues		47,611,378	34,878,203	7,285,530	5,284,593	95,059,704
Interest income		128,827	32,799	100,922	17,940	280,488
Interest expenses		(422,357)	(121,967)	(112,983)	(100,656)	(757,963)
Depreciation and amortization		(2,856,133)	(206,490)	(42,123)	(255,620)	(3,360,366)
Impairment loss on property, plant and equipment and others		(149,840)	(140,839)	(37,476)	(8,564)	(336,719)
Impairment loss on available-for-sale financial assets		(95,261)	—	(18,637)	(13,421)	(127,319)
Share of profit or loss of investment in associates and JVs		8,352	—	(8,555)	(1,518)	(1,721)
Income tax expense		(977,853)	(109,710)	(109,961)	(77,172)	(1,274,696)
Segment profit (loss)		2,790,855	112,661	24,545	232,700	3,160,761
Segment assets		70,017,816	14,139,098	8,609,753	8,776,090	101,542,757
Investment in associates		16,116,654	1,134,798	668,392	1,193,895	19,113,739
Acquisition of non-current assets		2,033,184	286,185	99,190	251,665	2,670,224
Segment liabilities		19,057,249	10,386,294	5,744,693	4,620,902	39,809,138

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items

(c) Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1) Revenues

	2015		2016	2017
	(in millions of Won)
Total revenue for reportable segments	￦	87,471,744	81,885,203	95,059,704
Elimination of inter-segment revenue		(29,279,399)	(28,801,690)	(34,404,604)
Basis difference (*2)		329,923	(143,742)	(468,233)

	￦	58,522,268	52,939,771	60,186,867

2) Profit

	2015		2016	2017
	(in millions of Won)
Total profit (loss) for reportable segments	￦	(120,883)	135,026	3,160,761
Goodwill and corporate FV adjustments		(95,150)	(123,110)	(84,370)
Elimination of inter-segment profits		119,852	1,036,253	(102,922)
Income tax expense		276,939	384,685	1,206,223
Basis difference (*2)		(30,413)	(21,245)	(84,641)

Profit before income tax expense	￦	150,345	1,411,609	4,095,051

3) Assets

	2016		2017
	(in millions of Won)
Total assets for reportable segments (*1)	￦	101,525,764	101,542,757
Equity-accounted investees		(15,322,271)	(15,555,972)
Goodwill and corporate FV adjustments		3,750,915	3,368,333
Elimination of inter-segment assets		(10,191,413)	(10,330,159)
Basis difference (*2)		374,619	760,670

	￦	80,137,614	79,785,629

(*1)	As segment assets and liabilities are determined based on separate financial statements, for subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated upon consolidation. In addition, adjustments are made to adjust the amount of investment in associates and joint ventures from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4) Liabilities

	2016		2017
	(in millions of Won)
Total liabilities for reportable segments	￦	41,917,003	39,809,138
Corporate FV adjustments		442,178	483,693
Elimination of inter-segment liabilities		(8,434,580)	(8,731,880)
Basis difference (*2)		447,744	897,953

	￦	34,372,345	32,458,904

5) Other significant items

a) December 31, 2015

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference (*2)	Consolidated
	(in millions of Won)
Interest income	￦	238,758	—	(28,565)	—	210,193
Interest expenses		(870,276)	1,282	80,222	—	(788,772)
Depreciation and amortization		(3,282,916)	(117,595)	182,265	—	(3,218,246)
Share of profit or loss of investment in associates		(822,509)	—	316,455	—	(506,054)
Income tax expense		(444,105)	24,294	142,872	10,379	(266,560)
Impairment loss on property, plant and equipment and others		(312,433)	—	(142,234)	—	(454,667)
Impairment loss on available-for-sale financial assets		(240,790)	—	98,009	—	(142,781)

	￦	(5,734,271)	(92,019)	649,024	10,379	(5,166,887)

b) December 31, 2016

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference (*2)	Consolidated
	(in millions of Won)
Interest income	￦	245,454	—	(62,979)	—	182,475
Interest expenses		(759,001)	(807)	101,082	—	(658,726)
Depreciation and amortization		(3,276,416)	(104,949)	167,518	—	(3,213,847)
Share of profit or loss of investment in associates		(554,872)	(38,732)	504,927	—	(88,677)
Income tax expense		(463,009)	21,945	56,379	5,141	(379,544)
Impairment loss on property, plant and equipment and others		(243,282)	—	(125,657)	—	(368,939)
Impairment loss on available-for-sale financial assets		(314,446)	—	66,042	—	(248,404)

	￦	(5,365,572)	(122,543)	707,312	5,141	(4,775,662)

c) December 31, 2017

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference (*2)	Consolidated
	(in millions of Won)
Interest income	￦	280,488	—	(68,037)	—	212,451
Interest expenses		(757,963)	1,304	103,544	—	(653,115)
Depreciation and amortization		(3,360,366)	(106,195)	169,141	—	(3,297,420)
Share of profit or loss of investment in associates		(1,721)	—	12,261	—	10,540
Income tax expense		(1,274,696)	21,270	47,203	20,483	(1,185,740)
Impairment loss on property, plant and equipment and others		(336,719)	(867)	34,619	—	(302,967)
Impairment loss on available-for-sale financial assets		(127,319)	—	4,105	—	(123,214)

	￦	(5,578,296)	(84,488)	302,836	20,483	(5,339,465)

(*2)	Basis difference is related to the difference in recognizing revenue and expenses in connection with development and sale of certain residential real estate between the report reviewed by the CEO and the consolidated financial statements.

Revenue and Non-current Assets by Geographic Area

(d) Revenue by geographic area for years ended December 31, 2015, 2016 and 2017 was as follows:

	2015		2016	2017
	(in millions of Won)
Domestic	￦	39,268,907	34,883,941	38,882,220
Japan		1,934,808	1,892,022	2,200,405
China		5,756,867	5,908,046	6,731,214
Asia-other		5,888,045	5,649,843	7,750,553
North America		1,921,039	1,899,291	1,725,120
Others		3,422,679	2,850,370	3,365,588

		58,192,345	53,083,513	60,655,100
Basis difference		329,923	(143,742)	(468,233)

	￦	58,522,268	52,939,771	60,186,867

In presenting geographic information revenue is based on the geographical location of customers.

(e) Non-current assets by geographic area as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Domestic	￦	31,772,641	30,790,462
Japan		187,266	162,328
China		1,451,405	1,284,561
Asia-other		6,163,388	5,266,799
North America		168,800	277,249
Others		1,233,288	1,119,319

	￦	40,976,788	38,900,718